INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of intangible assets changes

	Year Ended December 31
	2017	2016
	U.S. dollars in thousands
Cost:
Balance at beginning of year	6,195	6,160
Additions during the year	35	35
Deductions during the year	(945)	—
Balance at end of year	5,285	6,195
Write-off charge	—	(100)
	5,285	6,095